Commitments, Contingencies and Guarantees (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturities of Lease Liabilities

As of September 30, 2024, maturities of lease liabilities on an undiscounted cash flow basis were as follows:

Remainder 2024	$2,153
2025	9,186
2026	9,143
2027	7,742
2028	4,968
2029 and beyond	18,868
Total lease payments	52,060
Less: interest	(9,743)
Total lease liability	$42,317